Advances (Tables)	12 Months Ended
Dec. 31, 2015
Advances [Abstract]
Schedule of Advances from Nonaffiliated Collaboration	As of December 31, 2015, no revenues were realized from this agreement.
	December 31,	December 31,
	2015	2014
BioTime, Inc. (in thousands)	$250	$250